Taxes on Income (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Oct. 08, 2021	Feb. 18, 2018	Dec. 31, 2022	Dec. 31, 2021
Taxes on Income (Details) [Line Items]
Tax rate, percentage		7.50%
Withholding tax rate, percentage			20.00%
Tax rate, percentage	15.00%
Deferred income tax liability (in Dollars)			$ 112	$ 157
Non-Israeli subsidiaries [Member] | U.K [Member]
Taxes on Income (Details) [Line Items]
Tax rate, percentage			19.00%
Non-Israeli subsidiaries [Member] | Germany [Member]
Taxes on Income (Details) [Line Items]
Tax rate, percentage			30.00%
Non-Israeli subsidiaries [Member] | U.S [Member]
Taxes on Income (Details) [Line Items]
Tax rate, percentage			21.00%
Non-Israeli subsidiaries [Member] | Romania [Member]
Taxes on Income (Details) [Line Items]
Tax rate, percentage			16.00%
Israel [Member]
Taxes on Income (Details) [Line Items]
Tax rate, percentage				23.00%